Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Entity File Number	001-41563
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT LTD.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	6282
Entity Address, Address Line One	Suite 100, Brookfield Place, 181 Bay Street
Entity Address, Address Line Two	P.O. Box 762
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	363-9491
Title of 12(b) Security	Class A Limited Voting Shares
Trading Symbol	BAM
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Entity Central Index Key	0001937926
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	Brookfield Place250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1023
City Area Code	212
Local Phone Number	417-7000
Contact Personnel Name	Brookfield Asset Management LLC
Class A Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	413,026,253
Class B Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	21,280